OTHER ACCOUNTS PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Note 5 - OTHER ACCOUNTS PAYABLE	At March 31, 2019 the Company had “other accounts payable” at the amount of $1,830. That amount reflects payments due to service providers.	At December 31, 2018 the Company had "other accounts payable" at the amount of $5,230. That amount reflects payments due to service providers.